Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major components of tax expense (income) [abstract]
Value added tax	€ 958	€ 874	€ 824
Other operating taxes and levies	87	44	69
Operating taxes and levies - receivables	1,045	918	893
Territorial Economic Contribution, IFER and similar taxes	(100)	(115)	(214)
Spectrum fees	(40)	(44)	(60)
Levies on telecommunication services	(97)	(100)	(99)
Value added tax	(616)	(560)	(545)
Other operating taxes and levies	(409)	(422)	(400)
Operating taxes and levies - payables	(1,262)	(1,241)	(1,318)
Operating taxes and levies - net	€ (217)	€ (323)	€ (425)	€ (398)